Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 136.9	$ 718.1	$ 611.2	$ 102.8	$ (133.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements			(642.7)	(692.2)	(713.9)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements			784.9	401.0	848.7
Net accretion/amortization of discount/premium			70.8	133.4	144.6
Future policy benefits, claims reserves, and interest credited			949.2	2,946.0	644.6
Deferred income tax (benefit) expense			(44.5)	236.6	600.1
Net realized capital losses	1,957.8	896.6	1,280.8	1,531.4	1,678.0
Depreciation and amortization			90.5	96.0	98.7
Loss on conversion of debt to equity			0	0	108.3
Gains on consolidated investment entities			(265.4)	(315.3)	(80.4)
Losses on limited partnerships/corporations			138.3	42.6	31.6
Loss on divestment of businesses			0	0	16.7
Accrued investment income			18.2	(35.9)	(71.4)
Reinsurance recoverable			344.1	35.0	(171.9)
Other receivables and assets accruals			125.4	12.1	7.8
Other payables and accruals			78.3	(293.2)	(548.0)
Funds held under reinsurance agreements			(71.0)	47.1	143.9
(Increase) decrease in cash held by consolidated investment entities			(303.8)	57.7	(123.8)
Other, net			117.8	51.9	69.3
Net cash provided by operating activities	2,942.1	2,422.0	3,282.1	4,357.0	2,549.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	11,626.7	13,430.6	17,015.2	17,312.4	20,554.6
Equity securities, available-for-sale	47.1	57.6	66.8	206.9	459.6
Mortgage loans on real estate	1,253.5	1,258.1	1,991.8	1,542.5	1,677.7
Loan - Dutch State obligation	0	284.0	1,781.9	505.6	519.9
Limited partnerships/corporations	274.8	318.0	895.9	121.3	173.9
Acquisition of:
Fixed maturities	(14,281.7)	(13,636.4)	(17,292.3)	(18,598.9)	(24,788.4)
Equity securities, available-for-sale	(17.9)	(17.4)	(41.8)	(52.7)	(149.0)
Mortgage loans on real estate	(1,583.2)	(1,248.9)	(1,969.0)	(2,057.9)	(627.2)
Limited partnerships/corporations	(81.0)	(44.5)	(178.9)	(156.4)	(182.0)
Short-term investments, net	3,443.2	(63.5)	(2,397.4)	(763.2)	2,525.8
Policy loans, net	52.8	51.0	63.6	127.9	47.7
Derivatives, net	(1,981.6)	(1,458.8)	(1,395.8)	(1,216.7)	(1,713.7)
Other investments, net	34.3	4.6	43.4	(8.4)	(33.7)
Sales from consolidated investment entities	2,518.7	1,222.2	1,781.7	2,422.8	1,063.2
Purchase of consolidated investment entities	(3,352.2)	(1,528.1)	(2,851.6)	(3,044.6)	(1,095.5)
Collateral (delivered) received, net	(751.5)	181.5	139.9	756.7	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5 in 2010			0	0	17.5
Purchases of fixed assets, net	(25.7)	(18.8)	(29.3)	(32.9)	(34.7)
Other, net			0	(16.1)	(55.8)
Net cash provided by (used in) investing activities	(2,823.7)	(1,208.8)	(2,375.9)	(2,951.7)	(1,656.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	8,985.2	12,910.8	16,118.8	16,571.1	11,731.3
Maturities and withdrawals from investment contracts	(9,648.9)	(15,278.5)	(19,033.4)	(16,746.6)	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	2,147.1	2,911.5	3,049.6	606.5	265.1
Repayment of debt with maturities of more than three months	(2,697.4)	(649.2)	(902.5)	(573.8)	(1,538.2)
Short-term debt	(171.6)	(242.4)	(309.1)	(1,905.0)	707.7
Debt issuance costs	(24.8)	(30.3)	(38.8)	0	0
Borrowings of consolidated investment entities	32.0	54.3	152.6	138.9	168.3
Repayments of debt of consolidated investment entities	(8.5)	(50.4)	(56.6)	(121.4)	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	626.7	601.7	1,262.0	647.7	(8.5)
Contribution of capital			0	0	374.5
Proceeds from issuance of common stock, net	571.6	0
Net cash (used in) provided by financing activities	(188.6)	227.5	242.6	(1,382.6)	(1,547.6)
Net (decrease) increase in cash and cash equivalents	(70.2)	1,440.7	1,148.8	22.7	(654.1)
Cash and cash equivalents, beginning of period	1,786.8	638.0	638.0	615.3	1,269.4
Cash and cash equivalents, end of period	1,716.6	2,078.7	1,786.8	638.0	615.3
Supplemental cash flow information:
Income taxes paid (received), net	(2.8)	(27.6)	3.5	17.6	42.3
Interest paid	126.3	98.7	114.9	191.4	585.0
Non-cash financing activities:
Debt extinguishment			0	3,979.7	3,000.0
Capital contribution			$ 0	$ 3,979.7	$ 3,108.3